Shareholder Report, Holdings (Details) - C000237262 [Member]	Apr. 30, 2025
Icahn Enterprises LP Icahn Enterprises Finance Corp 9 750 1 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Endo Finance Holdings Inc 8 357 4 23 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Qwest Corp 7 250 9 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CITGO Petroleum Corp 8 375 1 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Uniti Group LP Uniti Group Finance Inc CSL Capital LLC 4 750 4 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Victoria s Secret And Co 4 625 7 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Directv Financing LLC 8 875 2 1 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Saks Global Enterprises LLC 11 000 12 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Radiology Partners Inc 8 500 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AP Core Holdings II LLC 10 945 9 1 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Leveraged Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%